Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2018
Assets pledged and collateral	Assets pledged
end of	2Q18	4Q17
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	122,349	130,038
of which encumbered	61,237	73,189

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q18	4Q17
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	456,723	433,190
of which sold or repledged	211,771	212,155

Bank
Assets pledged and collateral	Assets pledged
end of	6M18	2017
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	122,349	130,038
of which encumbered	61,237	73,189

Fair value of collateral received with the right to sell or repledge	Collateral
end of	6M18	2017
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	456,723	433,190
of which sold or repledged	211,771	212,155